As filed electronically with the Securities and Exchange Commission on
                                                                   June 13, 1997
                                                Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -----------------
                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 5


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 8


                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Suite 1300, Boston, MA 02109
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                               -----------------
       Registrant's Telephone Number, including Area Code: (617) 557-0700

Name and Address of Agent for Service:             Copies to:
John E. Pelletier, Esq.                            Cameron S. Avery, Esq.
Harris Insight Funds Trust                         Bell, Boyd & Lloyd
60 State Street                                    Three First National Plaza
Suite 1300                                         70 West Madison Street
Boston, MA  02109                                  Chicago, IL  60602-4207

                               -----------------


               It is proposed that this filing will become effective:
               ___ immediately  upon filing  pursuant to paragraph  (b)
               ___ on __________ pursuant to paragraph (b)
               ___ 60 days after filing pursuant to paragraph (a)
                X  75 days  after  filing  pursuant  to  paragraph  (a)
               ---
               ___ on __________ pursuant to paragraph (a) of Rule 485

               If appropriate, check the following box:
               ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 25, 1997.




                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(b)
                        under the Securities Act of 1933


(Prospectus offering Class A and Institutional Shares of Harris Insight Emerging
  Markets Fund)


                                     Part A
                                     ------

N-1A Item No.                                          Location
-------------                                          --------

Item 1.  Cover Page                                    Cover Page


Item 2.  Synopsis                                      Expense Summary

Item 3.  Condensed Financial Information               General Information - How Performance is Reported


Item 4.  General Description of Registrant             Cover Page; Fund Summary; Investment Objectives and
                                                       Policies; Additional Investment Information; General
                                                       Information - More Information About the Trust


Item 5.  Management of the Fund                        Management


Item 5A.  Management: Discussion of Fund Performance   Not Applicable


Item 6.  Capital Stock and Other Securities            Cover Page; Shareholder Services and Policies; How
                                                       the Fund Makes Distributions to Shareholders; Tax
                                                       Information; General Information - More Information
                                                       About the Trust

Item 7.  Purchase of Securities Being Offered          Management; How to Buy Shares; How to Sell Shares;
                                                       Shareholder Services and Policies; General
                                                       Information - How Share Value is Determined


Item 8.  Redemption or Repurchase                      How to Buy Shares; How to Sell Shares; Shareholder
                                                       Services and Policies


Item 9.  Pending Legal Proceedings                     Not Applicable











(SAI offering Class A and Institutional Shares of Harris Insight Emerging
 Markets Fund)
                                     Part B
                                     ------

N-1A Item No.                                          Location
-------------                                          --------

Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  General Information and History              Not Applicable

Item 13.  Investment Objectives and Policies           Investment Strategies; Investment Restrictions;
                                                       Portfolio Transactions

Item 14.  Management of the Fund                       Management

Item 15.  Control Persons and Principal Holders of     Management
          Securities

Item 16.  Investment Advisory and Other Services       Management; Service Plans; Custodian; Independent
                                                       Accountants

Item 17.  Brokerage Allocation and Other Practices     Portfolio Transactions


Item 18.  Capital Stock and Other Securities           Beneficial Interest


Item 19.  Purchase, Redemption and Pricing of          Determination of Net Asset Value; Financial
          Securities Being Offered                     Statements

Item 20.  Tax Status                                   Federal Income Taxes

Item 21.  Underwriters                                 Management; Service Plans

Item 22.  Calculation of Performance Data              Calculation of Yield and Total Return


Item 23.  Financial Statements                         Financial Statements







                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (b)
                        under the Securities Act of 1933


                                     Part A
                            (All other Prospectuses)
                          Not Applicable in this Filing









HARRIS INSIGHT(R) FUNDS

HARRIS INSIGHT EMERGING MARKETS FUND

60 State Street, Suite 1300
Boston, Massachusetts 02109
Telephone: (800) 982-8782

This Prospectus offers Class A shares ("Class A Shares") and Institutional Shares ("Institutional Shares") of Harris Insight Emerging Markets Fund (the "Fund"). The Fund is an investment portfolio of Harris Insight Funds Trust (the "Trust"), which is registered as an open-end management investment company (a mutual fund). The Fund is offered along with the other investment portfolios of the Trust and HT Insight Funds, Inc. d/b/a Harris Insight Funds. Together, these funds are known as the Harris Insight Funds.

The Fund invests primarily in securities of issuers located in countries with emerging capital markets. Investment in these securities involves certain risks not associated with domestic investing.

Harris Trust and Savings Bank serves as the Fund's investment adviser. Harris Investment Management, Inc. acts as the Fund's portfolio management agent. Hansberger Global Investors, Inc. serves as investment sub-adviser to the Fund.

Please read this Prospectus before investing and keep it on file for future reference. The Prospectus contains the information that a prospective investor should know before investing, including how the Fund invests and the many services available to shareholders.

To learn more about the Fund and its investments, you may obtain a copy of the Harris Insight Funds' most recent financial report and portfolio listing or Statement of Additional Information dated September 1, 1997 (the "SAI") simply by calling (800) 982-8782. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and (as supplemented from time to time) is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

THE HARRIS INSIGHT FUNDS ARE A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, HARRIS TRUST AND SAVINGS BANK OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

September 1, 1997







                                TABLE OF CONTENTS

                                                                                                  Page
                                                                                                  ----

Fund Summary............................................................................
Expense Summary.........................................................................
Investment Objective and Policies.......................................................
Additional Investment Information ......................................................
         Additional Investment Policies.................................................
         Investment Limitations.........................................................
         Risk Considerations............................................................
Management..............................................................................
How to Buy Shares.......................................................................
How to Sell Shares......................................................................
Shareholder Services and Policies.......................................................
How the Fund Makes Distributions to Shareholders; Tax Information.......................
General Information.....................................................................
         Banking Law Matters............................................................
         How Share Value Is Determined..................................................
         How Performance Is Reported....................................................
         More Information About the Trust...............................................
Appendix A:  Permitted Investments......................................................


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI and/or in the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any jurisdiction in which, or to any person to whom, such offer may not lawfully be made.


                                       2





--------------------------------------------------------------------------------
FUND SUMMARY
--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

WHO MANAGES THE FUND'S INVESTMENTS?

Harris Trust and Savings Bank ("Harris Trust" or the "Adviser") serves as the investment adviser for the Fund. Harris Trust and its predecessors have provided investment management services to clients for over 100 years. In addition to the services it performs for the Harris Insight Funds, Harris Trust provides
investment   management  services  for  pension,   profit-sharing  and  personal
portfolios. As of December 31, 1996, total discretionary trust assets under management totaled approximately $13.3 billion. Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") serves as the Fund's portfolio management agent. As of December 31, 1996, HIM had a staff of 62, including 35 professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of that date, assets under management were approximately $9.2 billion. Subject to the general oversight of Harris Trust and HIM, Hansberger Global Investors, Inc. ("Hansberger") serves as investment sub-adviser to the Fund. Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc. See MANAGEMENT.

WHO SHOULD INVEST IN THE FUND?

The Fund should be considered a means of diversifying an investment portfolio and is not in itself a balanced investment program. The Fund is designed for long-term investors who can tolerate changes in the value of their investments in return for the possibility of higher returns and is not intended for investors whose objective is assured income or preservation of capital. In making your investment decisions, consider your investment goals, your time horizon to achieve them, and your tolerance for risk. For more information about the Fund and its investments, see INVESTMENT OBJECTIVE AND POLICIES.

WHAT ADVANTAGES DOES THE FUND OFFER?

An investment gives the investor benefits customarily available only to large investors, such as diversification, greater liquidity, professional management, and relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

Dividends from the Fund are declared and paid semi-annually. See HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION.


                                       3





HOW ARE SHARES BOUGHT AND SOLD?

Class A Shares are offered through this Prospectus at a price equal to their net asset value plus any applicable sales charge. The minimum initial investment in Class A Shares is $1,000; the minimum subsequent investment is $50. Institutional Shares are offered primarily to institutional investors without a sales charge and without the imposition of any minimum initial or subsequent investment. Shares may be bought or sold by mail, by bank wire or through your broker-dealer or other financial institution. See HOW TO BUY SHARES and HOW TO SELL SHARES.

WHAT RISKS ARE ASSOCIATED WITH THE FUND?

There can be no assurance that the Fund will achieve its investment objective. The net asset value of the Fund will fluctuate based upon changes in the value of the Fund's portfolio securities and, when shares are sold, an investment may be worth more or less than the investment's original value. As with any mutual fund, the fundamental risk is that the value of securities that the Fund holds may decrease. The Fund's performance and price per share changes daily based on many factors, including the perceived quality of the Fund's investments, economic conditions and general market conditions.

Investment in securities of foreign issuers, particularly in countries with smaller, emerging capital markets, involves certain risks not associated with domestic investing, including fluctuations in foreign exchange rates, uncertain political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

The use of leverage through borrowings,  reverse repurchase agreements and other
investment   techniques   involves   additional  risks.  For  information  about
particular risks, see ADDITIONAL INVESTMENT INFORMATION - RISK CONSIDERATIONS.



                                       4




--------------------------------------------------------------------------------
EXPENSE SUMMARY
--------------------------------------------------------------------------------

The following tables illustrate information concerning shareholder transaction expenses and annual fund operating expenses for Class A Shares and Institutional Shares of the Fund. Shareholder transaction expenses are charges you pay when you buy, sell or hold shares of the Fund. Annual operating expenses are factored into the Fund's share price and are not charged directly to shareholder accounts.

SHAREHOLDER TRANSACTION EXPENSES

                                                           CLASS A SHARES         INSTITUTIONAL SHARES
MAXIMUM SALES LOAD IMPOSED ON PURCHASES
     (AS A PERCENTAGE OF OFFERING PRICE)                       4.50%                      None


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets after applicable fee waivers and expense reimbursements)*

                                                           CLASS A SHARES         INSTITUTIONAL SHARES
INVESTMENT ADVISORY FEES                                       1.25%                      1.25%
RULE 12B-1 FEES                                                0.25%                      None
OTHER EXPENSES                                                 0.50%                      0.50%
                                                               -----                      -----
TOTAL OPERATING EXPENSES                                       2.00%                      1.75%

* The amounts for other expenses of the Fund are based on estimated expenses and projected assets for the current fiscal year.

  Customers  of a  financial  institution,  such as  Harris  Trust,  also may be charged certain fees and expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (such as trust, estate settlement, advisory and custodian services).

EXAMPLE

The table below shows what you would pay if you invested $1,000 over the time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

                                                           CLASS A SHARES         INSTITUTIONAL SHARES
ONE YEAR                                                        $20                        $18

THREE YEARS                                                     $64                        $55

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense tables is to help you understand the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more information concerning these costs and expenses, see MANAGEMENT.


                                       5





--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation. There is no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of publicly traded equity securities of companies located in emerging markets that Hansberger believes are undervalued. To a lesser degree, the Fund also may invest in emerging market equity securities offered in "private placements." Dividend and interest income from portfolio securities is largely an incidental consideration.

The Fund's investment approach relies heavily on a fundamental analysis of securities with a long-term investment perspective. The Fund seeks to maximize this approach by extending the search for value into many countries around the world. This global search provides the Fund with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also from country to country, in search of undervalued securities.

Under normal circumstances, the Fund invests at least 65% of the value of its total assets in securities of issuers located in emerging market countries. As used in this Prospectus, the terms "emerging market country," "emerging country," or "developing country" apply to any country that, in Hansberger's opinion, is generally considered to be an emerging or developing country by the international financial community, which includes the International Bank for Reconstruction and Development (the "World Bank") and the International Finance Corporation. There are currently over 130 countries that are emerging or developing countries under this standard; approximately 40 of these countries currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Securities of issuers located in emerging market countries or traded in emerging markets present greater liquidity risks and other risks than securities of issuers located in developed countries or traded in more established markets.

By engaging in its own research and by reviewing research obtained through outside sources, Hansberger seeks to identify appropriate investments for the Fund. Hansberger may consider a number of factors in evaluating potential investments including political risks, classic macro-economic variables and equity market valuations. Hansberger also focuses on the quality of a company's management, growth prospects, and financial well being. The Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. In situations where the market for a particular security is determined by Hansberger to be sufficiently liquid, the Fund may engage in short sales. For a further



                                       6




description of the Fund's investments and investment techniques, see ADDITIONAL INVESTMENT INFORMATION, APPENDIX A: PERMITTED INVESTMENTS ("Appendix A") and the SAI.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES

Unless otherwise noted, the Fund's investment objective and policies are not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders. Investment policies that are designated as fundamental may be changed only with approval of the holders of a majority of the Fund's outstanding voting securities. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares.

Although the Fund generally invests in common stock, the Fund may also invest in preferred stocks and certain debt securities of any grade, rated or unrated, such as convertible bonds and bonds selling at a discount, when Hansberger believes the potential for appreciation will equal or exceed that available from investments in common stock. The Fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other depository receipts. The Fund may invest in the securities of other investment companies, when-issued securities and forward commitments, floating and variable rate obligations, as well as commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and bankers' acceptance notes. The Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, and borrow money for investment purposes.

The Fund also may invest in options on securities, securities indices and foreign currencies, forward foreign currency contracts, warrants and futures contracts and related options. Whenever, in the judgment of Hansberger, market or economic conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country.

Additional information about the Fund's investment policies and restrictions, as well as certain key risk considerations, is presented below. For a further description of the Fund's investment policies, including additional fundamental policies, see Appendix A and the SAI.

PORTFOLIO TRANSACTIONS. Portfolio securities of the Fund are kept under continuing supervision and changes may be made whenever, in the judgment of Hansberger, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other Fund management purposes. Portfolio changes may be made without regard to the length of time a particular security has been held or the frequency of portfolio transactions of the Fund (the portfolio turnover rate). The



                                       7





annual portfolio turnover rate for the Fund is not expected to exceed 50%. An annual portfolio turnover rate of 100% would occur if all of the securities held by the Fund were replaced once in a period of one year. The realization of taxable capital gains and, with respect to equity securities, the amount of brokerage commissions will tend to increase as the level of portfolio activity increases.

Hansberger seeks "best execution" for all portfolio transactions, but the Fund may pay higher than the lowest available commission rates when Hansberger believes it is reasonable to do so in light of the value of the brokerage, research and other services provided by the broker effecting the transaction. Purchase and sale orders for portfolio securities on behalf the Fund may be combined with those of other funds or accounts that Hansberger, HIM or Harris Trust manages, and for which such entity has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Hansberger determines that a particular security should be bought or sold for the Fund and other funds or accounts it manages, it undertakes to allocate the transactions among the participants equitably. To the extent permitted by the SEC, the Fund may pay brokerage commissions to certain affiliated persons.

The Trust, the Adviser, the Portfolio Management Agent, Hansberger and other service providers to the Fund have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts.

TEMPORARY DEFENSIVE POSITION. When business or financial conditions warrant, the Fund may assume a temporary defensive position by investing in money market investments. These money market investments include obligations of the U.S.
Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

For temporary defensive purposes, during periods in which Hansberger believes changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). These short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"), (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and
(e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that Hansberger believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal



                                       8




(there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") (i.e., rated at least A).

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations listed below, which are not fundamental policies, unless otherwise noted.

DIVERSIFICATION. The Fund is diversified as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a matter of fundamental policy, the Fund may not (i) invest more than 5% of the current value of its total assets in the securities of any one issuer (other than U.S. Government Securities), except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation; or (ii) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer.

CONCENTRATION. The Fund is prohibited from concentrating its assets in the securities of issuers in a single industry. As a matter of fundamental policy, the Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, as an immediate result of the purchase, the value of its investments in that industry would exceed 25% of the current value of its total assets. This limitation does not apply to investments in (i) municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) and (ii) U.S. Government Securities.

BORROWING. As a matter of fundamental policy, the Fund may not borrow from banks, except that the Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5% of total assets).

ILLIQUID SECURITIES. The Fund limits its purchase of illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board of Trustees). See Appendix A.

RISK CONSIDERATIONS

THE FUNDAMENTAL RISK ASSOCIATED WITH THE FUND, LIKE OTHER MUTUAL FUNDS THAT INVEST IN EQUITY AND FIXED INCOME SECURITIES, IS "MARKET RISK." Market risk is the risk that the market value of a security that the Fund holds will decrease. The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth



                                       9





less than it was worth at the time of purchase. Market risk may apply to a single issuer, industry, or sector of the economy or to the market as a whole. Certain specific risks are described in this section. For more information about risks associated with certain types of securities, see Appendix A.

RISKS OF EQUITY SECURITIES. Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers are more likely to realize more substantial growth or suffer more significant losses than larger or more established issuers. Investments in these companies can be both more volatile and more speculative.

RISKS OF FIXED INCOME SECURITIES. The value of fixed income (debt) securities generally varies inversely with prevailing levels of interest rates: the values of these securities tend to decrease when interest rates are rising, and increase when interest rates are declining. Changes in interest rates will generally cause larger changes in the prices of longer-term securities than in the prices of shorter-term securities. The risk of market losses attributable to changes in interest rates is known as "interest rate risk."

Debt securities are also subject to "credit risk" relating to the financial condition of the issuers of the securities. Prices of debt securities may fluctuate based on changes in the actual or perceived creditworthiness of issuers. The prices of lower-rated securities often fluctuate more than those of higher-rated securities.

It is possible that some issuers will not make payments on debt securities held by the Fund. Investors should be aware that securities offering above-average yields may involve above-average risks. Securities rated in the lowest categories of investment grade (that is, BBB by S&P or Baa by Moody's) and equivalent securities may have speculative characteristics. In adverse economic or other circumstances, issuers of these securities are more likely to have difficulty making principal and interest payments than issuers of higher-grade obligations.

Low-Rated Fixed Income Securities. The debt securities of issuers in emerging market countries in which the Fund may invest are subject to significant risk and will not be required to meet any minimum rating standard or equivalent. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.


                                       10






The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities and diminish the Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

An economic recession in a country would likely disrupt the market in that country for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

RISKS OF FOREIGN AND EMERGING MARKET SECURITIES. Investments in the securities of foreign (non-U.S.) issuers, particularly in countries with smaller, emerging capital markets, may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.

Political and Economic Risks. In any emerging market country, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in that country. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as economic growth rate, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. Certain foreign investments may also be subject to foreign withholding or other governmental taxes that could reduce the return on these investments.

Certain emerging market countries may restrict investment by foreign entities. For example, a country may limit the level of foreign investment in certain issuers, require prior approval of foreign investment by the government, impose additional tax on foreign investors or limit holdings by foreign investors to specific classes of securities of an issuer that have less advantageous rights (with regard to convertibility, for example) than classes available to domiciliaries of the country.

Substantial limitations may also exist in certain countries with respect to a foreign investor's ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or refusals to grant, any required governmental approvals for repatriation of capital. Securities that are subject to material legal restrictions on repatriation may be considered illiquid securities and, therefore, may be subject to the Fund's 15% limitation on such investments.

Financial Information and Standards. Often the regulation of, and available information about, issuers and their securities is less extensive in emerging market countries than in the United States. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards or to requirements or practices comparable to those applicable to U.S. companies.


                                       11





Regulation and Liquidity of Markets. Government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in the United States. These markets may have different clearance and settlement procedures. In certain cases, settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could adversely affect or interrupt the Fund's intended investment program or result in investment losses due to intervening declines in security values.

Securities markets in emerging market countries are substantially smaller than U.S. securities markets and have substantially less trading volume, resulting in diminished liquidity and greater price volatility. Reduced secondary market liquidity may make it more difficult for the Fund to determine the value of its portfolio securities or to dispose of particular instruments when necessary. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher as well.

Inflation. Several emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation in recent years. Inflation and rapid fluctuations in inflation rates may have very negative effects on the economies and securities markets of certain emerging market countries. Further, inflation accounting rules in some emerging market countries require, for companies that keep accounting records in the local currency, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain emerging market companies.

RISKS OF FOREIGN CURRENCY. Changes in exchange rates between the U.S. dollar and a foreign currency also will affect the value in U.S. dollars of the securities denominated in that currency that are held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, while the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time that the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet these expenses.

RISKS OF DERIVATIVE SECURITIES. To the extent permitted by its investment objective and policies, the Fund may invest in securities that are commonly referred to as "derivatives." Generally, a derivative is a financial instrument whose value is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or



                                       12




performance is linked to other equity securities (such as depository receipts), currencies, interest rates, indices or other financial indicators.

Some derivatives are in many respects like other securities, although they may be more volatile or less liquid than their more traditional counterparts.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There are several risks that are associated with derivatives, including counterparty risk and liquidity risk, which are discussed below. For more information about the risks associated with certain types of derivatives, see Appendix A.

BORROWING RISK. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent the Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those associated with borrowing.

COUNTERPARTY RISK. A number of transactions in which the Fund may engage are subject to the risks of default by the other party to the transaction. When the Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement or securities lending transactions, it relies on the other party to consummate the transaction. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

LIQUIDITY RISK. Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

INFORMATION RISK. Certain key information about a security or market may be inaccurate or unavailable, which may limit Hansberger's ability to make an appropriate investment decision with regard to the security or market.

OBJECTIVE RISK. Returns from the particular type of security that the Fund emphasizes in its investments may trail returns from the overall stock or bond market. For example, the emerging market equity securities in which the Fund
invests   tend  to  go  through   periods  of  relative



                                       13




underperformance and outperformance in comparison to other types of equity securities. These periods may last for several years or longer.

MANAGEMENT RISK. A strategy used by Hansberger may fail to produce the intended result, which could have a negative effect on fund performance.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES

The Trust is managed under the direction of its Boards of Trustees. The Trustees and their principal occupations are listed below.


C. Gary Gerst                       Chairman of the Board of Trustees; Chairman Emeritus,
                                    LaSalle Partners, Ltd. (real estate developer and manager).

Edgar R. Fiedler                    Senior Fellow and Economic Counsellor, The Conference
                                    Board.

John W. McCarter, Jr.               President and Chief Executive Officer, The Field Museum of
                                    Natural  History  (Chicago);  Formerly,  Senior Vice  President
                                    and  Director,  Booz-Allen & Hamilton, Inc. (consulting firm).

Ernest M. Roth                      Consultant; Retired Senior Vice President and Chief
                                    Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER

Harris Trust is the investment adviser for the Fund pursuant to an Advisory Contract with the Trust. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1996, Harris Trust had total discretionary trust assets under management of more than $13.3 billion and was the largest of 25 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 1996, Harris Trust managed more than $10.6 billion in discretionary personal trust assets, and managed more than $19.2 billion in non-discretionary trust assets.

Under the Advisory Contract, Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance. The Advisory Contract provides for an advisory fee payable to Harris Trust at an annual rate of 1.25% of the average daily net assets of the Fund.



                                       14




PORTFOLIO MANAGEMENT AGENT

Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Fund. The Portfolio Management Contract provides for an advisory fee payable by Harris Trust to HIM at the same rate as the advisory fee payable by the Fund to Harris Trust. As of December 31, 1996, HIM had a staff of 62, including 35 professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of the same date, HIM managed an estimated $9.2 billion in assets.

INVESTMENT SUB-ADVISER

To assist HIM in carrying out its obligations under the Portfolio Management Contract, HIM has entered into an Investment Sub-advisory Contract with Hansberger on behalf of the Fund. Hansberger, with principal offices at 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida, 33301, conducts a worldwide portfolio management business that provides a broad range of portfolio management services to clients in the United States and abroad. As of June 1, 1997, Hansberger managed assets with a value of approximately $630 million.

Pursuant to the Investment Sub-advisory Contract (the "Sub-advisory Contract"), Hansberger makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. HIM supervises the performance of Hansberger, including Hansberger's adherence to the Fund's investment objective and policies. Pursuant to the Sub-advisory Contract, HIM pays Hansberger a fee for its investment sub-advisory services from the advisory fees HIM receives from Harris Trust and indirectly from the advisory fees paid by the Fund to Harris Trust pursuant to the Advisory Contract.

PORTFOLIO MANAGEMENT

The full advisory staff of Hansberger contributes to the investment management services provided to the Fund. Thomas L. Hansberger, however, is primarily responsible for the day-to-day investment management of the Fund. Mr. Hansberger is the Chairman and Chief Executive Officer of Hansberger. Before forming Hansberger in 1994, Mr. Hansberger had served as Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc., the parent holding company of the Templeton group of companies. While at Templeton, Mr. Hansberger served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

Harris  Trust  is  the  administrator  of  the  Fund  (in  this  capacity,   the
"Administrator") and, as such, generally assists the Fund in all aspects of their administration and operation.



                                       15




The Administrator has a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI"), whereby FDI performs certain administrative services for the Fund. The Administrator has Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), whereby PFPC performs certain administrative and accounting services for the Fund. Under these agreements, the Administrator compensates FDI and PFPC for providing their services. The Administrator, FDI and PFPC are referred to collectively as the "Administrators."

Harris Trust (in this capacity, the "Transfer Agent") is also the transfer and dividend disbursing agent of the Fund. The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent") whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services.

PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Fund. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Fund and the other Harris Insight Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of average daily net assets in excess of $600 million. In addition, the Fund and the other Harris Insight Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburse the Custodian for various custody transactional expenses.

DISTRIBUTOR

Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Trust pursuant to which it has responsibility for distributing shares of the Fund. Fees for services rendered by the Distributor are paid by the Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plan relating to Class A Shares described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor and approved by the Board of Trustees.

SERVICE PLAN

Under the Fund's Service Plan relating to Class A Shares, the Fund bears the costs and expenses connected with advertising and marketing the Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's Class A Shares. From their own resources, Harris Trust and HIM from time to time may voluntarily pay fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under a Service Plan.


                                       16




Servicing activities provided by Service Agents to their customers investing in the Fund may include establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries; assisting customers in changing dividend options, account designations and addresses; sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic account balance statements and integrating these statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; and performing other services to the extent permitted by applicable statute, rule or regulation.

EXPENSES

Except for certain expenses borne by the Distributor, Harris Trust, or HIM, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to only Class A Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Fund's custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of the Board of Trustees; expenses relating to the issuance, registration and qualification of shares of the Fund; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses directly attributable to the Fund are borne by the Fund. Other general expenses of the Trust are allocated among the Fund and the other funds of the Trust in an equitable manner as determined by the Board of Trustees or an administrator.

--------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT. To open an account, complete and sign an application and mail it along with your check. You also may open your account by wire, as described below. Please be sure to furnish your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the Internal Revenue Service ("IRS")). Investments received without a certified taxpayer identification number may be returned.

If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account.

If you  are  opening  an  account  through  a  financial  institution  or  other
intermediary,   that   organization  may  have  different  minimum  initial  and
subsequent investment requirements.



                                       17



Please contact that organization if you have questions. See BUYING SHARES - THROUGH FINANCIAL INSTITUTIONS below.

BUYING SHARES.  Shares may be purchased by any of the following three methods:

1. BY MAIL. Make your check payable to the Fund. If you are adding to your existing account, indicate your Fund account number directly on the check and send to:

         Harris Insight Funds
         c/o PFPC Inc.
         P.O. Box 8952
         Wilmington, Delaware 19899-8952

2. BY BANK WIRE. Call the Harris Insight Funds at (800) 625-7073 to set up your account. Then wire your investment to:

         PNC Bank, N.A.
         Philadelphia, Pennsylvania
         ABA #0310-0005-3
         For Credit to:    Harris Insight Funds
                           85-5093-2950
                  Re:      Harris Insight Emerging Markets Fund
                           [Class A Shares or Institutional Shares]
                           Account No.:
                           Account Name:

If you are opening an account, please promptly complete and mail the account application form to the Fund at the address above under BY MAIL. The Fund currently does not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

3. THROUGH FINANCIAL INSTITUTIONS. Shares of the Fund may be purchased through an authorized broker/dealer, financial institution or service agent with whom the Distributor has a selling agreement, including Harris Trust or HIM or their affiliates ("Institutions"), on any day the Fund is open for business. See GENERAL PURCHASE INFORMATION. Institutions are responsible for the prompt transmission of buy, exchange or sell orders.

Each Institution may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments. Depending upon the terms of the account, an Institution may charge account fees for automatic investment and other services it provides, including account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income, which would reduce the yield or return on an investment in the Fund through that Institution. Please read this Prospectus in connection with any information received from your Institution.



                                       18




GENERAL PURCHASE INFORMATION

The Fund is open for business each day that both of the New York Stock Exchange (the "Exchange") and the Federal Reserve Bank of Philadelphia are open for business (i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day) ("Fund Business Day"). The Fund normally calculates its net asset value ("NAV") and offering price at the close of regular trading on the Exchange, which is normally 4:00 p.m., Eastern time. Shares are purchased at the next share price calculated after your order is received and accepted.

Orders placed directly with the Fund must be paid for by check or bank wire on the same day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed. The Trust reserves the right to reject any purchase order.

Investors purchasing Class A Shares may invest automatically (See SHAREHOLDER SERVICES AND POLICIES - AUTOMATIC INVESTING).

CLASS A SHARES

SALES CHARGES AND MINIMUM INVESTMENTS

Class A Shares of the Fund are sold with a sales load of up to 4.50% (applied when your investment is made). There are ways to reduce or eliminate this charge, however. See REDUCED SALES CHARGES below.

When Class A Shares of the Fund are purchased through an Institution, the Distributor reallows a portion of the sales charge to the Institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for Class A Shares of the Fund are as follows:


                                                             Sales Charge       Dealer Allowance as
                                               Sales          as % of Net               % of
Amount of Purchase                             Charges      Amount Invested        Offering Price
------------------                             -------      ---------------        --------------
Less than $100,000                                4.50%            4.71%                4.25%
$100,000 up to (but less than) $200,000           4.00             4.17                 3.75
$200,000 up to (but less than) $400,000           3.50             3.63                 3.25
$400,000 up to (but less than) $600,000           2.50             2.56                 2.25
$600,000 up to (but less than) $800,000           2.00             2.04                 1.75
$800,000 up to (but less than) $1,000,000         1.00             1.01                 0.75
$1,000,000 and over                               0.00             0.00                 0.00


No sales charge is assessed on Class A Shares that are purchased directly from the Fund (i.e., not purchased through an Institution). In addition, no sales charge is assessed on purchases by: (a) any bank, trust company, or other institution acting on behalf of a fiduciary customer account or


                                       19




any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended); (b) any individual with an investment account or relationship with HIM; (c) directors, trustees or officers of the Trust or HT Insight Funds, Inc.; (d) any director, current or retired employee of Harris Bankcorp, Inc. or any of its affiliates or an immediate family member of such individual (spouses and children under 21); (e) any broker, dealer or agent who has a sales agreement with the Distributor, and its employees (and the immediate family members of such individuals); and (f) any financial institution, financial planner, employee benefit plan consultant or registered investment adviser acting for the account of a client.

SALES CHARGES AND MINIMUM INVESTMENTS. Class A Shares of the Fund have the following minimum investments:

         To open an account                                               $1,000
         To open a retirement account                                        250

         To add to an existing account                                   $    50
         Investing through an Automatic Investment Plan                       50

REDUCED SALES CHARGES

YOU MAY BE ENTITLED TO REDUCED SALES CHARGES AS DESCRIBED BELOW. If you qualify for a reduced sales charge, you must notify the Fund at the time of purchase. If you invest through an Institution, you should notify the Institution, which in turn must notify the Fund. Programs that allow for reduced sales charges may be changed or eliminated at any time.

RIGHT OF ACCUMULATION. The Right of Accumulation allows an investor to combine the amount invested in Class A Shares of the Fund with the total net asset value of Class A Shares currently purchased or already owned by that investor in other non-money market Harris Insight Funds to determine the applicable sales charge. To obtain such discount, you must provide sufficient information at the time of purchase to permit verification that your purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Fund with respect to all Class A Shares purchased thereafter.

LETTER OF INTENT. A Letter of Intent allows an investor to purchase Class A Shares of the Fund and the other non-money market Harris Insight Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid. To obtain a Letter of Intent form, please call (800)982-8782.


                                       20





INSTITUTIONAL SHARES

Institutional Shares are sold to fiduciary and discretionary accounts of institutions, "institutional investors," Trustees, officers and employees of the Trust, HT Insight Funds, Inc., the Adviser, the Portfolio Management Agent, and the Distributor and the Adviser's investment advisory clients. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers; and broker/dealers acting for their own accounts or for the accounts of such institutional investors.

Institutional Shares of the Fund are sold at their net asset value without a sales charge and without the imposition of any minimum initial or subsequent investment.

--------------------------------------------------------------------------------
HOW TO SELL SHARES
--------------------------------------------------------------------------------

Shares may be sold (redeemed) at their next determined net asset value after receipt of a proper request by the Fund directly or through any Institution.

1.       BY MAIL.  Shareholders may sell shares by writing the Fund at the following address:

         Harris Insight Funds
         c/o PFPC Inc.
         P.O. Box 8952
         Wilmington, Delaware 19899-8952

Certain requests for redemption must be signed by the shareholder with signature guaranteed. See SHAREHOLDER SERVICES AND POLICIES - SIGNATURE GUARANTEES.

2. BY TELEPHONE. If you have chosen the telephone redemption privilege, you may request a telephone redemption by calling the Fund at (800) 625-7073 and providing the your account number, the exact name of your account and your social security or taxpayer identification number. The Fund then will mail a check to your account address or, if you have elected the wire redemption privilege, wire the proceeds on the following business day.

3. BY BANK WIRE. If you have chosen the wire redemption privilege, you may request the Fund to transmit your proceeds by federal funds wire to a bank account previously designated by you in writing. See GENERAL REDEMPTION INFORMATION - WIRE REDEMPTION PRIVILEGE below.

4. THROUGH A FINANCIAL INSTITUTION. If you bought your shares through an Institution, you may redeem your shares through the Institution. Please contact the Institution for this service.

GENERAL REDEMPTION INFORMATION

There is no charge for redemptions, but if you bought your shares through an Institution, the Institution may charge an account-based service fee. A redemption order received in good order


                                       21





by your Institution or the Fund before the close of the Exchange and before the close of the Fund Business Day will be executed at the Fund's net asset value per share next determined on that day. A redemption order received after the close of the Exchange, or not received by the Fund prior to the close of the Fund Business Day, will be executed at the Fund's net asset value next determined on the next Fund Business Day.

Proceeds of a redemption order received in good order will normally be remitted within five but not more than seven business days, except that if a redemption request is made shortly after a recent purchase by check, proceeds will be distributed once the check used to purchase the Fund's shares clears, which may take up to 15 days or more after the investment. The proceeds may be more or less than the amount originally invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

The Fund intends to pay redemption proceeds in cash, but reserves the right to pay in kind by delivery of investment securities equal in value to the redemption price to the extent permitted by applicable laws and regulations. In these cases, you might incur brokerage costs in converting the securities to cash. The right of any shareholder to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period when the Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the SEC permits mutual funds to postpone payments for the protection of investors.

WIRE REDEMPTION PRIVILEGE. If the wire redemption privilege has been elected on the shareholder application, redemption of shares may be requested by telephone, on any day the Fund and the Transfer Agent are open for business, by calling the Fund at (800) 625-7073.

The minimum amount that may be wired is $1,000. Otherwise, a check is mailed to the shareholder's address of record. The Fund reserves the right to change this minimum or to terminate the privilege. Redemption proceeds are transmitted by wire on the business day after a redemption request is made.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange for periodic, automatic redemptions from your account. For more information or to sign up for this service, please call (800) 982-8782.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES AND POLICIES
--------------------------------------------------------------------------------

EXCHANGING SHARES. SHAREHOLDERS OF CLASS A SHARES OR INSTITUTIONAL SHARES MAY EXCHANGE THEIR SHARES FOR CLASS A SHARES OR INSTITUTIONAL SHARES, RESPECTIVELY, OF THE OTHER HARRIS INSIGHT FUNDS OFFERING THOSE SHARES. Shares of the Fund held for seven days or more may be exchanged for the same class of shares of any other Harris Insight Fund in an identically registered account, provided that the shares to be acquired are registered for sale in the your state of residence. Class A Shares of another fund acquired by exchange pursuant to this privilege may be re-exchanged for Class A Shares of the Fund at net asset value.


                                       22





Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares. If you would like the ability to exchange shares by telephone, please choose this option when you complete your application. The Harris Insight Funds reserve the right to limit the number of exchanges between funds, to reject any telephone exchange order or otherwise to modify or discontinue the exchange privilege at any time upon 60 days' written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

AUTOMATIC INVESTING. Automatic investing is an easy way to add to your investment in the Fund and can help you achieve your financial goals as simply and conveniently as possible. Through the Harris Insight Funds Automatic
Investment Plan you can have as little as $50 a month electronically withdrawn from your checking account and invested in Class A Shares of the Fund. This feature can be established when you open your account. For more information or to receive an application, please call (800) 982-8792.

SIGNATURE GUARANTEES. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. In addition to certain signature requirements, a signature guarantee is required in any of the following circumstances:

* A redemption check is to be made payable to anyone other than the shareholder(s) of record.

* A redemption check is to be mailed to an address other than the address of record.

At the Fund's discretion, signature guarantees also may be required for other redemptions. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability.

TELEPHONE TRANSACTIONS. Investors may buy (by bank wire), sell and exchange shares by telephone. Shareholders engaging in telephone transactions should be aware that they may be foregoing some of the security associated with written requests. A shareholder may bear the risk of any losses resulting from an unauthorized or fraudulent telephone transaction. The Fund will employ reasonable procedures to confirm that telephonic instructions are genuine. If the Fund or its service providers fail to employ these measures, they may be liable for any losses arising from unauthorized or fraudulent instructions. In addition, the Fund reserves the right to record all telephone conversations. Please verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Fund at [ADDRESS].

REDEMPTION OF SHARES IN SMALLER ACCOUNTS. Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem all shares in an account whose value falls below


                                       23




$500 ($250 in the case of a retirement account) unless this is a result of a decline in the market value of the shares. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

SHARE CERTIFICATES.  Share certificates are not issued.

STATEMENTS AND REPORTS TO SHAREHOLDERS. You will receive an account statement after every transaction that affects your share balance, except for reinvestments of dividend and capital gain distributions, or at least annually, as well as a quarterly consolidated statement. In addition, each year you will receive an annual and semi-annual report to shareholders of the Fund. If you would like copies of these reports, please call (800) 982-8782.

ELIGIBILITY BY STATE. You may only invest in, or exchange into, shares legally available in your jurisdiction of residence.

--------------------------------------------------------------------------------
HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS;
TAX INFORMATION
--------------------------------------------------------------------------------

Dividends of net investment income are declared and paid semi-annually by the Fund. Any net realized capital gains are declared and paid at least annually. Dividend and capital gain distributions may be invested in additional shares of the same Fund at net asset value and credited to your account on the payment date or paid in cash (no sales charge is assessed on the reinvestment of dividends or distributions). Distribution checks and account statements will be mailed approximately two business days after the payment date.

The  Fund is  treated  as a  separate  entity  for tax  purposes  and  thus  the provisions of the Internal Revenue Code (the "Code") generally are applied to each fund of the Trust separately, rather than to the Trust as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for the Fund. The Trust intends to qualify the Fund as a regulated investment company under the Code and to distribute to the shareholders of the Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to federal income taxes.

Dividends (including net short-term capital gains), except "exempt-interest dividends" (described below), will be taxable to shareholders as ordinary income.

Distributions of net realized long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deduction.

A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their value at the time of the transaction. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent other


                                       24




shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

The Trust will be required to withhold, subject to certain exemptions, a portion (currently 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or Transfer Agent.

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

BANKING LAW MATTERS

Federal banking laws and regulations  generally prohibit federally  chartered or supervised banks from engaging directly in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies, such as Harris Trust and HIM, are permitted to purchase and sell securities upon the order and for the account of their customers.

Harris Trust and HIM believe that they may perform the services contemplated by this Prospectus and their respective agreements with the Trust without violating applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, these services. If this were to happen, the Fund would seek alternative sources for these services.

HOW SHARE VALUE IS DETERMINED

Net asset value per share is the value of one share of the Fund, which is determined on each Fund Business Day. Net asset value per share of each class is determined by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to that class by the number of shares of that class outstanding.

The net asset value per share of the Fund is determined at the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Fund Business Day. The value of securities held by the Fund (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at their closing values on the exchange. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of Hansberger or the Portfolio Management Agent, available market quotations do not accurately reflect a security's fair value), securities are valued at their



                                       25




fair value as determined by the Trust's Board of Trustees. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

HOW PERFORMANCE IS REPORTED

From time to time, the Fund may advertise its performance. Performance may be quoted in terms of total return, yield and effective yield. All performance information is based on historical results and is not intended to indicate future performance.

Total return refers to the amount an investment in the Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of the Fund shows what an investment in Class A Shares or Institutional Shares of the Fund would have earned over a specified period of time (such as one, five or ten years, or the period of time since commencement of operations, if shorter) assuming that the maximum sales load was paid and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When the Fund compares its total return to that of other mutual funds or relevant indices, its total return also may be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, the Fund divides the interest income it earned from its investments for a 30-day period (net of expenses) by the average number of shares entitled to receive dividends. The result is then expressed as an annualized percentage rate based on the Fund's share price at the end of the 30-day period (which period will be stated in the advertisement). The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc. and Lipper
Analytical Services, Inc. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. That material is not to be considered an indication of future performance. All performance information for the Fund is calculated on a class basis. In addition, the Fund may use a benchmark securities index as a measure of the Fund's performance. The Fund may from time to time advertise a comparison of its performance against relevant indices.



                                       26





MORE INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company which was organized on December 6, 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently, the Trust has 13 portfolios in operation. The Board has authorized each fund of the Trust to issue two classes of shares, Class A Shares and Institutional Shares.

In the future, the Board of Trustees may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses (including distribution fees) which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Harris Insight Funds at (800) 982-8782 or from any institution that makes available shares of the Harris Insight Funds. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the SAI. All shares of the Trust, when issued, will be fully paid and non-assessable.

Prior to the public issuance of shares of the Fund, due to its initial investment, Funds Distributor, Inc. ("FDI") owned all outstanding shares of the Fund, and, accordingly, may have been deemed to control the Fund. Upon the investment in the Fund by public shareholders, FDI ceased to be a controlling person. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect, if not determine, the outcome of a shareholder vote.

The Trust may dispense with annual meetings of shareholders in any year in which Trustees are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both the trust itself was unable to meet its obligations and inadequate insurance existed. To guard against this risk, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.



                                       27




--------------------------------------------------------------------------------
APPENDIX A:  PERMITTED INVESTMENTS
--------------------------------------------------------------------------------

ADRS, EDRS AND GDRS. The Fund may purchase sponsored and unsponsored ADRs, GDRs, EDRs and similar securities ("Depository Receipts"). Depository Receipts are typically issued by a financial institution ("depository") and evidence ownership  interests  in  a  security  or  a  pool  of  securities  ("underlying securities") that have been deposited with the depository. In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other Depository Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depository Receipts will not necessarily be denominated in the same currency as their underlying securities. Depository Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depository Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depository Receipts. For purposes of the Fund's investment policies, investments in Depository Receipts will be deemed to be investments in the underlying securities. Thus, a Depository Receipt representing ownership of common stock will be treated as common stock.

BANK OBLIGATIONS. The Fund may invest in obligations of bank obligations, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. The Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged.


                                       28





Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks.

BRADY BONDS. The Fund may invest a portion of its assets in certain sovereign debt obligations known as "Brady Bonds." Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the "IMF"). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Brady Bonds are recent issues and do not have a long payment history. Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized and of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

COMMON AND PREFERRED STOCK. The Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income



                                       29





securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES. The Fund may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because these securities have the characteristics of both fixed income and equity securities, they sometimes are called "hybrid" securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of convertible securities, however, is also influenced by the value of the underlying common stock. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinate to any nonconvertible fixed income securities.

EXCHANGE RATE-RELATED SECURITIES. The Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities generally is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange
Rate-Related Security due to conditions in the debt and foreign currency markets.

FLOATING AND VARIABLE RATE SECURITIES. The Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to a some interest rate index or market interest rate. These adjustments tend to decrease the security's price sensitivity to changes in interest rates. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is



                                       30





allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, the Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.

A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

FOREIGN EXCHANGE CONTRACTS AND RELATED FUTURES AND OPTIONS. When investing in foreign securities the Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). The Fund may enter into forward contracts to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar. By entering into forward contracts, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. The Fund also may enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of Hansberger, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. The Fund also may enter into currency futures contracts for these purposes.

Currently, only a limited market, if any, exists for hedging transactions relating to currencies in many emerging market countries. This may limit the Fund's ability to effectively hedge its investments in those emerging markets.



                                       31




The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge (up to the amount of the premium received) and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

FOREIGN   SECURITIES.   The   Fund  may   invest   in   dollar-denominated   and
non-dollar-denominated foreign equity and debt securities.

Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Under the supervision of the Board of Trustees, Hansberger and the Portfolio Management Agent determines and monitors the liquidity of portfolio securities.

Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless Hansberger, the Portfolio Management Agent or the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might also have to register restricted securities in order to dispose of them, resulting in



                                       32




expense and delay. The Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

The Fund may purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Board of Trustees. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of these guidelines on a periodic basis.

INDEX FUTURES CONTRACTS; OPTIONS ON INDICES; OPTIONS ON SECURITIES. The Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. The Fund also may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. The Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

The use of index and interest rate futures contracts and options may expose the Fund to additional risks and transaction costs. Risks inherent in the use of such instruments include: (1) the risk that interest rates, securities prices or currency markets will not move in the direction that the portfolio manager anticipates; (2) the existence of an imperfect correlation between the price of such instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible inability to close out certain hedged positions may result in adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) the leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

When the Fund invests in futures contracts and options, it may be required to segregate cash and other appropriate assets or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the



                                       33





positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS. The Fund may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly. Securities of investment companies may be acquired the Fund within the limits prescribed by the 1940 Act. These limits the Fund so that: (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund and the other funds of the Trust as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Some emerging countries have laws and regulations that preclude direct foreign investment in the securities of companies located there. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through specifically authorized investment funds. The Fund may invest in these investment funds.

LOANS  OF  PORTFOLIO  SECURITIES.  The Fund may  lend to  brokers,  dealers  and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, Hansberger and the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from the borrower. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, the Portfolio Management Agent, Hansberger or the Distributor.



                                       34





REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

The Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

SHORT SALES. The Fund may from time to time sell securities short without limitation, although initially it has no intention to sell securities short. In a short sale, the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the securities' market price. All short sales by the Fund will be fully collateralized. Short sales involve certain risks and special considerations; possible losses from short sales may be unlimited, whereas losses from purchases of securities are limited to the total amount invested. The Fund may also sell short "against the box," that is, sell a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future.

SOVEREIGN DEBT. The Fund may invest in "sovereign debt," which is issued or guaranteed by emerging market governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Fund may hold and trade sovereign debt of emerging market countries in appropriate circumstances and to participate in debt conversion programs. Emerging country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the



                                       35




sovereign debtor's policy towards the IMF and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, the Fund may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Fund holds non-performing sovereign debt, the Fund may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing its rights thereunder.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. As used in this Prospectus, the term U.S. Government Securities means obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. The U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Funds may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

WARRANTS. The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES. The Fund may purchase securities (including securities issued pursuant to an initial public offering) on a "when-issued," "delayed delivery" or "forward commitment" basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will make a commitment to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The Fund does not earn income on such securities until settlement and bear the risk of


                                       36




market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and Government Securities may be sold in this manner.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

The Fund may invest in other types of related zero coupon securities commonly known as "stripped" securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on
Treasury Securities ("CATS"). Stripped securities also may be issued by corporations and municipalities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments.

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund holding a zero coupon security must include a portion of the original issue discount of the security as income. Because of this, zero coupon securities may be subject to greater fluctuation of market value than the other debt securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when Hansberger would not have chosen to sell such securities and which may result in a taxable gain or loss.


                                       37







INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND DISTRIBUTOR
Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad & Chestnut Streets
Philadelphia, Pennsylvania 19101

INDEPENDENT ACCOUNTANTS
[        ]

LEGAL COUNSEL
Bell, Boyd & Lloyd
Three First National Plaza
Chicago, Illinois 60602-4207


                                       38





                                     Part B
                (All other Statements of Additional Information)
                          Not Applicable in this Filing










                             HARRIS INSIGHT(R) FUNDS
                      HARRIS INSIGHT EMERGING MARKETS FUND
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------
                                September 1, 1997

         The Harris Insight Emerging Markets Fund (the "Fund") is one of thirteen portfolios of Harris Insight Funds Trust (the "Trust"), an open-end, diversified management investment company. The investment objective of the Fund is described in the Prospectus. See "Investment Objective and Policies."

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's related Prospectus dated September 1, 1997 and any supplement thereto (the "Prospectus"). This Statement of Additional Information contains additional information that should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge from the Trust's distributor, Funds Distributor, Inc., by writing or calling the Fund at the address or telephone number given above.





                                TABLE OF CONTENTS

                                                                            Page
INVESTMENT STRATEGIES.........................................................2
RATINGS......................................................................17
INVESTMENT RESTRICTIONS......................................................18
MANAGEMENT...................................................................19
SERVICE PLAN.................................................................23
CALCULATION OF YIELD AND TOTAL RETURN........................................24
DETERMINATION OF NET ASSET VALUE.............................................25
PORTFOLIO TRANSACTIONS.......................................................25
FEDERAL INCOME TAXES.........................................................27
BENEFICIAL INTEREST..........................................................29
OTHER........................................................................29
CUSTODIAN....................................................................30
INDEPENDENT ACCOUNTANTS......................................................30
APPENDIX A...................................................................31








                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. The Fund may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to the Fund's 15% limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon

                                       2








favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, the Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS. Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") or Hansberger Global Investors, Inc. ("Hansberger" or the "Sub-adviser") will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. The Fund's right to obtain

                                       3








payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement between the bank and the Fund's custodian.

         The floating and variable rate obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN INVESTMENT COMPANIES. Some of the countries in which the Fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. The Fund may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

         FOREIGN SECURITIES. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         The Fund may purchase securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will tend to appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further. (For example, if United Kingdom bonds yield 14% during a year when interest rates decline causing the bonds to appreciate by 5% and the pound rises 3% versus the dollar, then the annual total return of such bonds would be 22%. This example is illustrative only.) Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the Fund's return.

         Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate

                                       4








forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.

         FOREIGN CURRENCY FORWARD CONTRACTS. The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). Forward contracts may be entered into by the Fund for hedging purposes as well as for non-hedging purposes. Forward contracts may also be entered into for "cross hedging" as noted in the Prospectus. Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. The Fund may also enter into transactions in forward contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Fund may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The Fund has established procedures consistent with statements by the Securities and Exchange Commission (the "SEC") and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash or appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.

         Currently, only a limited market, if any, exists for hedging transactions relating to currencies in many emerging market countries or to securities of issuers domiciled or principally engaged in business in emerging market countries. This may limit the Fund's ability to effectively hedge its investments in those emerging markets.

         FOREIGN CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. Hansberger will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

         Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. Further, settlement of a foreign currency futures

                                       5








contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

         FOREIGN CURRENCY OPTIONS. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

         The Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. The Fund may also write options to close out long put option positions. The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                                       6









         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

         GOVERNMENT SECURITIES. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the United States Government agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.

         INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. The Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. The Fund may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Portfolio Management Agent or the Sub-adviser anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later by purchased in a more advantageous manner. The Fund will sell options on indices only to close out existing hedge positions.

         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by the Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount which may be as low as 5%, called the "initial margin." During the term of the contract, the amount

                                       7








of this deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         The Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which its futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets. Also, the Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When the Fund purchases index futures contracts, it will deposit an amount of cash or appropriate liquid securities equal to the market value of the futures contracts in a segregated account with its custodian.

         There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that the Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, the Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market.
Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including the Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If the Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to the Fund is theoretically unlimited when it writes (sells) a

                                       8









futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When the Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

         Except as described below, the Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When the Fund writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If the Fund has written an option on an industry or market segment index, it will segregate, escrow, or pledge "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

         The Fund's successful use of index futures contracts and options on indices depends upon the Portfolio Management Agent's or the Sub-adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, the Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of the Fund to close out an option depends on a liquid secondary market. The risk of loss to the Fund is theoretically unlimited when it writes (sells) a futures contract because the Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although Fund has no present intention to invest 5% or more of its assets in index futures and options on indices, the Fund has the authority to invest up to 25% of its net assets in such securities.

                                       9








         See additional risk disclosure above under "Interest Rate Futures Contracts and Related Options."

         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term United States Treasury Bonds, ten-year United States Treasury Notes, three-month U.S. Treasury Bills and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by the Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         The Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When the Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be deposited and maintained in a segregated account with the Fund's custodian to cover the positions, thereby insuring that the use of the contract is unleveraged.

         Although the Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential

                                       10









losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of municipal bonds or other debt securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of the Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Federal Income Taxes" below.

         The Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by the Fund is subject to the Portfolio Management Agent's or the Sub-adviser's ability to predict

                                       11








correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of long-term municipal bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the municipal bond or other debt securities which are the subject to the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market, therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, the Fund may realize a loss on a futures contract that is not offset by an increase in the price of the municipal bonds or other debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Portfolio Management Agent or the Sub-adviser anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure below under "Index Futures Contracts and Options on Index Futures Contracts."

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio Management Agent or the Sub-adviser, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent or the Sub-adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Investment Adviser, the Portfolio Management Agent, the Sub-adviser or the Distributor.

                                       12








         MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers. U.S. Government-related mortgage-backed securities may be issued or guaranteed by the U.S. Government or one of its agencies and backed by the full faith and credit of the U.S. Government, or supported primarily or solely by the creditworthiness of the issuing U.S. Government agency or other entity.

CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), or Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost if the security is prepaid. When interest rates rise, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates rise.

         PUT AND CALL OPTIONS. The Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Fund may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for

                                       13









additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or appropriate liquid securities in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash or appropriate liquid securities with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. The Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. The Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.


         The Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust has agreed that, pending resolution of the issue, the Fund will treat such options and assets as subject to the Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

                                       14










         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         The Fund may not enter into a repurchase agreement if, as a result, more than 15% of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

         The Fund may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. In order to maintain liquidity, the Fund may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent or Sub-adviser present minimal credit risks. The ability of the Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund intends to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. Where the Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which the obligation is subject.

         SHORT SALES. When a Fund sells short, it borrows the securities that it needs to deliver to the buyer. The Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                                       15










         The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds the Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high grade debt obligations. In addition, the Fund will deposit collateral in a segregated account with the Fund's custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

         The Fund may sell securities short against the box to hedge unrealized gains on portfolio securities. If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, PNC Bank, N.A. (the "Custodian") will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When  the  Fund   engages  in   when-issued   and  forward   commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to

                                       16









purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         ZERO COUPON SECURITIES. A zero coupon security, which may be purchased by each of the Funds, is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the United States Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, the Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to the Fund each year. Under the federal tax laws applicable to investment companies, the Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, the Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by the Fund may increase its expense ratio and decrease its rate of return.


                                     RATINGS

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectus. However, the Portfolio Management Agent or the Sub-adviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the

                                       17










security is in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.


                             INVESTMENT RESTRICTIONS

         The Fund may not:

         (1) issue senior securities or borrow money (except that the Fund may borrow from banks up to 10% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased while any aggregate borrowings in excess of 5% exist);

         (2) pledge or mortgage its assets (except that the Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except that the Fund may make loans of portfolio securities, enter into repurchase agreements and purchase those debt securities permitted by the Fund's investment policies and restrictions;

         (4) invest an amount in excess of 15% of the current value of the Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts (except with respect to futures, options and options on futures);

         (6) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in futures, options and options on futures);

                                       18








         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management; or

         (9)  purchase   securities  of  other  investment   companies,   except
securities of certain money market funds in accordance with the Fund's investment objectives and policies and to the extent permissible under the 1940 Act, and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.

         Each of the foregoing investment restrictions is a fundamental policy of the Fund that may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Beneficial Interest."

         Whenever any investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.


                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The principal occupations of the Trustees and executive officers of the Trust for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is 60 State Street, Suite 1300 Boston, Massachusetts 02109.

C. GARY GERST, Trustee; Chairman of the Board of Trustees - 200 East Randolph Drive, Floor 43, Chicago, Illinois 60601. Age 58. Chairman Emeritus since 1993 and formerly Co-Chairman, LaSalle Partners Ltd. (real estate developer and manager). Director, Trustee or Partner, LaSalle

                                       19








Street Fund Inc., LaSalle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

EDGAR R. FIEDLER, Trustee - 845 Third Avenue, New York, New York 10022. Age 68. Senior Fellow and Economic Counsellor, The Conference Board; Director or Trustee, The Stanley Works, Emerging Mexico Fund, The AARP Investment Program from Scudder, The Scudder Funds, The Scudder Institutional Funds, Scudder Pathway Series, The Brazil Fund and Zurich American Insurance Company (U.S. subsidiary of Zurich Insurance). Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

JOHN W. McCARTER, JR., Trustee - Roosevelt Road at Lakeshore Drive, Chicago, Illinois 60605. Age 59. President and Chief Executive Officer, The Field Museum of Natural History since October 1, 1996. Senior Vice President and former Director of Booz-Allen & Hamilton, Inc. (consulting firm) from April 1987 to April 1, 1997; Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

ERNEST M. ROTH, Trustee - 205 Abingdon Avenue,  Kenilworth,  Illinois 60043. Age
70. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.

RICHARD W. INGRAM, President, Treasurer and Chief Financial Officer. Age 41. Executive Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc. Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of Funds Distributor ("Premier Mutual"), and an officer of certain investment companies advised or administered by J.P. Morgan, Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse") and RCM Capital Management L.L.C. ("RCM") or their respective affiliates. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

JOHN E. PELLETIER, Vice President and Secretary. Age 33. Senior Vice President, General Counsel, Secretary and Clerk of Funds Distributor, Inc. and Premier Mutual, and an officer of certain investment companies advised or administered by J.P. Morgan, Dreyfus, Waterhouse and RCM or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel of The Boston Company Advisors, Inc. From August 1990 to February 1992, Mr. Pelletier was employed as an associate at Ropes & Gray.

         Trustees of the Trust receive from the Trust an annual fee in addition to a fee for each Board of Trustees meeting, as the case may be, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Trust to the Trustees of the Trust for the fiscal year ended December 31, 1996:

                                       20







                                                       Pension or Retirement     Estimated
                                     Aggregate           Benefit Accrued as       Annual      Total Compensation
                               Compensation from the   Part of Fund Expenses     Benefits       from the Fund
  Name of Person, Position             Trust                                       upon            Complex*
                                                                                Retirement
------------------------------ ----------------------- ----------------------- -------------- -------------------
C. Gary Gerst,                         $6,447                   None               None            $34,125
Chairman and Trustee

Edgar R. Fiedler,                    $5,059(1)                  None               None            $28,500
Trustee

John W. McCarter, Jr.                  $5,059                   None               None            $28,500
Trustee

Ernest M. Roth,                        $5,059                   None               None            $28,500
Trustee

-------------------------

* "Fund Complex" includes the HT Insight Funds, Inc. (the "Company") and the Trust.

(1) For the period June 1988 through December 31, 1996, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $188,539 pursuant to the Company's Deferred Compensation Plan for its independent Directors.

         As of ______, 1997, the Trustees and officers owned, in the aggregate, less than one percent (1%) of the outstanding shares of each class of the Fund.

         Investment Adviser, Portfolio Management Agent and Investment Sub-adviser. Harris Trust is the investment adviser for the Fund pursuant to an Advisory Contract with the Trust. Harris Trust has entered into a Portfolio Management Contract with HIM under which HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to the Fund. Under the Portfolio Management Contract, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

         HIM has entered into an Investment Sub-Advisory Agreement (the "Sub-Advisory Contract") with Hansberger. Under the Sub-advisory Contract, Hansberger manages the investment of the Fund's assets. In carrying out its obligations under the Sub-Advisory Contract, Hansberger (i) obtains and evaluates pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in the Fund's investment portfolio or may be under consideration for inclusion therein; and (ii) formulates, recommends, and executes an ongoing program of investment for the Fund consistent with the Fund's investment objective, policies, strategy, and restrictions. Under the Sub-

                                       21









Advisory Contract, HIM remains responsible for the supervision and oversight of Hansberger's performance.

         The Advisory Contract and the Portfolio Management Contract will continue in effect for a period of two years from February 23, 1996, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or the Portfolio Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Advisory Contract and Portfolio Management Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         The Sub-Advisory Contract will continue in effect from the commencement of the Fund's operations until February 23, 1999, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Sub-advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Sub-advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         For its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive a monthly advisory fee at the annual rate of 1.25% of the average daily net assets of the Fund. For its services under the Portfolio Management Contract, HIM is entitled to receive a monthly advisory fee payable by Harris Trust to HIM at the same rate as the advisory fee payable by the Fund to Harris Trust. For its services under the Sub-Advisory Contract, HIM pays Hansberger a monthly fee at the annual rate of 0.75% of the first $100 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $100 million.

         Harris  Trust,  HIM or  Hansberger  provides  to the Fund,  among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM or Hansberger analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         Administrator. Harris Trust serves as the Fund's administrator ("Administrator") pursuant to Administration Agreement with the Trust and in that capacity generally assists the Fund in all aspects of its administration and operation. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("Funds Distributor") and Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC") (the "Sub-Administrators") on behalf of the Trust. Funds Distributor has agreed to furnish officers for the Trust; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. PFPC has agreed to furnish officers for the Trust; provide accounting and bookkeeping services for the Fund, including the

                                       22









computation of the Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Trust.

         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Trust pursuant to which it has the responsibility of distributing shares of the Funds.

         Other Information Pertaining to Distribution, Administration, Sub-Administration, Custodian, Transfer Agency and Sub-Transfer Agency Agreements. Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Fund pursuant to a Transfer Agency Services Agreement with the Trust. The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent") on behalf of the Trust. PFPC is an affiliate of PNC Bank, N.A., the Custodian for the Trust. PFPC and PNC Bank, N.A. are not affiliates of Funds Distributor, Harris Trust, HIM or Hansberger.


                                  SERVICE PLAN

         As indicated in the Prospectus, the Fund has adopted a Service Plan under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1"). The Service Plan has been adopted by the Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined by the 1940 Act) of the Trust, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Trustees"). The Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Agreements related to the Service Plan must also be approved by such vote of the Trustees and the Qualified Trustees. The Service Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund. The Service Plan may not be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

         The Service Plan requires that certain service providers furnish to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Service Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees who are not "interested persons" of the Trust, be made by such disinterested Trustees.

         Service Plan. The Fund bears the costs and expenses connected with advertising and marketing the Fund's Class A Shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets with respect to its Class A Shares.

                                       23









         Servicing activities provided by Service Agents to their customers investing in Class A Shares of the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         There is no Service Plan in existence with respect to the Institutional Shares of the Fund.


                      CALCULATION OF YIELD AND TOTAL RETURN

         The Trust may make available 30-day yield quotations with respect to Class A Shares and Institutional Shares of the Fund. As required by regulations of the SEC, the 30-day yield is computed by dividing the Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The Trust may also make available total return quotations for Class A and Institutional Shares of the Fund.

         The Fund may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result.

         Current yield and total return for the Fund will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund.

         Performance data of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading

                                       24









banks and thrift institutions in the top five metropolitan statistical areas), Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the yield of the Fund for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.


                        DETERMINATION OF NET ASSET VALUE

         As described under "Determination of Net Asset Value" in the Prospectus, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day , Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").


                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, HIM and Hansberger are responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While HIM or Hansberger generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal

                                       25








in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC.

         HIM or Hansberger may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM and Hansberger are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Advisory, Portfolio Management and Sub-advisory Contract, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom Harris Trust, HIM or Hansberger effect securities transactions for the Fund may be used by Harris Trust, HIM or Hansberger in servicing its other accounts, and not all of these services may be used by Harris Trust, HIM or Hansberger in connection with advising the Fund.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID"). In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the
underwriter's   concession  or  discount.  The  Fund  will  not  deal  with  the
Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the SEC.

         In placing orders for portfolio securities of the Fund, HIM or Hansberger, as the case may be, is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM or Hansberger will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM or Hansberger will generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

         Subject to the above considerations, HID may act as a main broker for the Fund. For it to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority who are not "interested" Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one

                                       26








are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.


                              FEDERAL INCOME TAXES

         The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         The Fund is to be treated as a separate entity for federal income tax purposes and thus the provisions of the Code generally are applied to the Fund separately, rather than to the Trust as a whole.

         Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year.

         As described in the Prospectus, the Fund may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Fund does not anticipate that these investment activities will prevent the Fund from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if

                                       27









the Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         The Fund will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. The Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by the Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

         If, in the opinion of the Trust, ownership of its shares has or may become concentrated to an extent that could cause the Trust to be deemed a personal holding company within the meaning of the Code, the Trust may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                       28








                               BENEFICIAL INTEREST

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares, Class A Shares and Institutional Shares, for the Fund.

         Generally, all shares of the Trust have equal voting rights with other shares of the Trust and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund (e.g., election of Trustees and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to a request for approval by a particular Fund's shareholders with respect to matters affecting only that Fund (e.g., changes to the Fund's fundamental investment policies), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of the Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. Notwithstanding the foregoing, each class of shares of the Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Fund, shareholders of the Fund being dissolved are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.


                                      OTHER

         The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                       29








                                    CUSTODIAN

         As the Fund's custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund.


                             INDEPENDENT ACCOUNTANTS

_______________ has been selected as the independent  accountants for the Trust.
_________________ address is _______________________.


                                       30










                                   APPENDIX A

Description of Bond Ratings (Including Convertible Bonds)

         The following summarizes the highest four ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

                  AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                       31








                  A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                  AAA - Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  AA - Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                  BBB - Bonds that are rated BBB have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

                  Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that

                                       32









                  adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                  IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

                  SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                  SP-2 - Satisfactory capacity to pay principal and interest

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.

                                       33











Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.

Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

         Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       34








         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                       35







PART C
------

OTHER INFORMATION

Item 24.        Financial Statements and Exhibits.
--------        ----------------------------------

(a)               Financial Statements

                  Included  in  Part  A  of  this  Registration  Statement:  Not applicable.

                  Included  in  Part  B  of  this  Registration  Statement:  Not applicable.

(b)               Exhibits

        Note: As used herein the term "Registration Statement" refers to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-64915. All references to a Post-Effective Amendment ("PEA") or Pre-Effective Amendment ("PreEA") are to Post-Effective Amendments and Pre-Effective Amendments to the Registration Statement.

(1)     (a)       Declaration of Trust dated December 6, 1995  (incorporated  by reference to Exhibit No. 1 to the Registration Statement filed on December 12, 1995).

        (b) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Exhibit No. 1(b) to the PEA No. 3 filed on February 28, 1997).

        (c) Amendment to Declaration of Trust dated June 6, 1997 (filed herewith).

(2)     (a)       By-Laws  (incorporated  by  reference  to Exhibit No. 2 to the
                  Registration Statement filed on December 12, 1995).

        (b) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to Exhibit No. 2(b) to the PEA No. 3 filed on February 28, 1997).

        (c) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to Exhibit No. 2(c) to the PEA No. 3 filed on February 28, 1997).

        (d) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to Exhibit No. 2(d) to the PEA No. 3 filed on February 28, 1997).

(3)               Not applicable.

(4)               Not applicable.

(5) (a)(i) Advisory Contract dated February 23, 1996 between Registrant and Harris Trust and Savings Bank ("Harris Trust" or the "Adviser") (incorporated by reference to Exhibit No.

                  5(a)(i) to the PEA No. 3 filed on February 28, 1997).

        (a)(ii) Notice to the Adviser dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (a)(iii) Form of Notice to the Adviser dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).

        (b)(i) Portfolio Management Contract dated February 23, 1996 between Harris Trust and Harris







                  InvestmentManagement, Inc. ("HIM" or the "Portfolio Management Agent") (incorporated by reference to Exhibit No. 5(b)(i) to the PEA No. 3 filed on February 28, 1997).

        (b)(ii) Notice to the Portfolio Management Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (b)(iii) Form of Notice to the Portfolio Management Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).

        (c) Form of Investment Sub-Advisory Contract between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (filed herewith).

(6)     (a)       Distribution  Agreement  dated  February  23, 1996 between the
                  Registrant and Funds Distributor, Inc. ("FDI") (incorporated by reference to Exhibit No. 6(a) to the PEA No.
                  3 filed on February 28, 1997).

        (b) Notice to the Distributor dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 6(b) to the PEA No. 3 filed on February 28,
                  1997).

        (c) Form of Notice to the Distributor dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).

(7)               Not applicable.

(8)     (a)       Custodian Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A.  (incorporated  by reference to Exhibit No.
                  8(a) to the PEA No. 3 filed on February 28, 1997).

        (b) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 8(b) to the PEA No. 3 filed on February 28,
                  1997).

        (c) Form of Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).

(9)     (a)(i)    Transfer Agency Services  Agreement dated July 1, 1996 between
                  Registrant and Harris Trust (incorporated by reference to Exhibit No. 9(a)(i) to the PEA No. 3 filed on February 28,
                  1997).

        (a)(ii) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (a)(iii)  Form of Notice to the  Transfer  Agent  dated  June 6, 1997 on
                  behalf  of  Harris  Insight   Emerging   Markets  Fund  (filed
                  herewith).

        (b)(i) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to Exhibit No. 9(b)(i) to the PEA No. 3 filed on February 28,
                  1997).

        (b)(ii) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(b)(ii) to the PEA No. 3 filed on February 28, 1997).








        (b)(iii)  Form of Notice to the Sub-Transfer Agent dated June 6, 1997 on
                  behalf  of  Harris  Insight   Emerging   Markets  Fund  (filed
                  herewith).

        (c)(i) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to Exhibit No. 9(c)(i) to the PEA No. 3 filed on February 28, 1997).

        (c)(ii) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (filed herewith).

        (c)(iii)  Form of  Notice  to the  Administrator  dated  June 6, 1997 on
                  behalf  of  Harris  Insight   Emerging   Markets  Fund  (filed
                  herewith).

        (d)(i) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to Exhibit No. 9(d)(i) to the PEA No. 3 filed on February 28, 1997).

        (d)(ii) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(d)(ii) to the PEA No. 3 filed on February 28, 1997).

        (d)(iii)  Form  of  Notice  to  the   Sub-Administrator  and  Accounting
                  Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).

        (e)(i) Sub-Administration Agreement dated July 1, 1996 between Harris Trust and FDI (incorporated by reference to Exhibit No. 9(e)(i) to the PEA No. 3 filed on February 28, 1997).

        (e)(ii) Notice to the Sub-Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(e)(ii) to the PEA No. 3 filed on February 28, 1997).

        (e)(iii)  Form of Notice to the Sub-Administrator  dated June 6, 1997 on
                  behalf  of  Harris  Insight   Emerging   Markets  Fund  (filed
                  herewith).

(10)              Not applicable.

(11)              Not applicable.

(12)              Not applicable.

(13)              Form  of  Purchase   Agreement  relating  to  Initial  Capital
                  (incorporated by reference to Exhibit No. 13 to the PEA No. 3 filed on February 28, 1997).

(14)              Not applicable.

(15)    (a)       Service  Plan  relating  to  Class A Shares  (incorporated  by reference to Exhibit No. 15(a) to the PEA No. 3 filed on February 28, 1997).

        (b)       Form  of  Selling   Agreement   relating  to  Class  A  Shares
                  (incorporated by reference to Exhibit No. 15(b) to the PEA No. 3 filed on February 28, 1997).

(16) Certain schedules for computation of performance quotations with respect to Class A







                  Shares and Institutional Shares (incorporated by reference to Exhibit No. 16 to the PEA No. 4 filed on May 1, 1997).

(17)              Not applicable.

(18) Multi-Class Plan (incorporated by reference to Exhibit No. 18 to the PEA No. 3 filed on February 28, 1997).

Other
Exhibits:         Powers of Attorney for C. Gary Gerst,  Edgar R. Fielder,  John
                  W.  McCarter,  Jr. and Ernest M. Roth dated  November  4, 1996
                  (incorporated  by reference to the PEA No. 3 filed on February
                  28, 1997).

Item 25.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

Not applicable.

Item 26.  Number of Holders of Securities.
--------  --------------------------------

As of June 1, 1997, the number of record holders of each class of securities of the Registrant was as follows:


Title of Series                                                    Number of Record Holders
---------------                                                    ------------------------
                                                           Class A Shares            Institutional Shares
                                                           --------------            --------------------
Bond Fund                                                   18                        9
Intermediate Tax-Exempt Bond Fund                            4                        5
Tax-Exempt Bond Fund                                         6                        5
Equity Income Fund                                          37                        5
Growth Fund                                                 83                        6
Small-Cap Opportunity Fund                                  92                       14
Index Fund                                                  71                        5
International Fund                                          68                       12
Convertible Securities Fund                                  7                        9
Balanced Fund                                                6                        6
Intermediate Government Bond Fund                            6                       13
Small-Cap Value Fund                                         3                       10


Item 27.   Indemnification.
--------   ----------------

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") (Exhibit 6(a), Exhibit 8(a), Exhibit 9(a)(i) and Exhibit 9(c)(i), respectively, to Post-Effective Amendment No. 3 to the Registration Statement and incorporated herein by reference) provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 28.  Business and Other Connections of Investment Adviser.
--------  -----------------------------------------------------


         (a) Harris Trust and Savings Bank ("Harris Bank"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund, Small-Cap Value Fund and Emerging Markets Fund. Harris Bank's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.


         To the knowledge of the Registrant, none of the directors or executive officers of Harris Bank except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Bank also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Bank.

                                     Position(s) with Harris Trust and   Principal Business(es) During the
Name                                 Savings Bank                        Last Two Fiscal Years
------------------------------------ ----------------------------------- -------------------------------------
Alan G. McNally                      Chairman and Chief Executive        Chairman of the Board and Chief
                                     Officer                             Executive Officer of Harris Trust
                                                                         and Savings Bank and Harris
                                                                         Bankcorp, Inc.; formerly, Vice






                                                                         Chairman of Personal and Commercial
                                                                         Financial Services of Bank of
                                                                         Montreal.

F. Anthony Comper                    Director                            President and Chief Operating
                                                                         Officer of the Bank of Montreal.

Susan T. Congalton                   Director                            Managing Director of Lupine
                                                                         Partners; formerly General Counsel
                                                                         and Chief Financial Officer,
                                                                         Finance and Law of Carson Pierre
                                                                         Scott Company.

Roxanne J. Decyk                     Director                            Vice President - Corporate
                                                                         Planning, Amoco Chemical Company;
                                                                         formerly, Senior Vice President of
                                                                         Commercial and Industrial Sales,
                                                                         Amoco Chemical Corporation.

Wilbur H. Gantz                      Director                            President and Chief Executive
                                                                         Officer, PathoGenesis Corporation.

James J. Glasser                     Director                            Retired Chairman, President and
                                                                         Chief Executive Officer of GATX
                                                                         Corporation.

Dr. Leo M. Henikoff                  Director                            President and Chief Executive
                                                                         Officer of Rush-Presbyterian - St.
                                                                         Luke's Medical Center.

Dr. Stanley O. Ikenberry             Director                            President of the University of
                                                                         Illinois.

Edward W. Lyman, Jr.                 Director                            Vice Chairman and Senior Executive
                                                                         Vice President - Corporate and
                                                                         Institutional Financial Services,
                                                                         Harris Trust and Savings Bank;
                                                                         formerly, Department Executive,
                                                                         Corporate Banking, Harris Trust and
                                                                         Savings Bank.

Charles H. Shaw                      Director                            Chairman of the Shaw Company.

Richard E. Terry                     Director                            Chairman and Chief Executive
                                                                         Officer of Peoples Energy
                                                                         Corporation.

James O. Webb                        Director                            President, James O. Webb and
                                                                         Associates Inc.


William J. Weisz                     Director                            Chairman of the Board of Motorola,
                                                                         Inc.










         (b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of the Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund, Small-Cap Value Fund and Emerging Markets Fund pursuant to a Portfolio Management Agreement with Harris Bank. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.


         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                 Principal Business(es) During the Last Two
Name                       Position(s) with HIM                  Fiscal Years
-------------------------- ------------------------------------- ---------------------------------------------
Donald G.M. Coxe           Director, Chairman of the Board and   Chairman  of the  Board  and  Chief
                           Chief  Strategist                     Strategist; Formerly, President and
                                                                 Chief Investment  Officer of Harris
                                                                 Investment    Management,     Inc.;
                                                                 formerly,   Chief   Strategist   of
                                                                 Nesbitt Thomson, Inc.


Peter P. Capaccio          Director                              Senior Vice President/Director, Mutual
                                                                 Funds and the Investment Product Group;
                                                                 formerly, Vice President/Director of Mutual
                                                                 Funds, U.S. Trust

Terry A. Jackson           Director                              Executive Vice President, Bank of Montreal
                                                                 Asset Management Services, President of the
                                                                 Trust Company of the Bank of Montreal and
                                                                 President of the Bank of Montreal
                                                                 Investment Management.  Vice President of
                                                                 Nesbitt Thompson, Inc.; formerly, Executive
                                                                 Vice President, Retail and Institutional
                                                                 Sales, Bank of Montreal.

William O. Leszinske       Director, President, Chief            Manager of Equities, Harris Investment
                           Investment Officer                    Management, Inc.


Edward W. Lyman, Jr.       Director                              Senior Executive Vice President, Corporate
                                                                 and Institutional Financial Services,
                                                                 Harris Trust and Savings Bank. Formerly,
                                                                 Department Executive of Corporate Banking,
                                                                 Harris Trust and Savings Bank.


Brian J. Steck             Director                              Director and formerly Chairman of the Board
                                                                 of Harris Investment Management, Inc.;
                                                                 Vice- Chairman of Investment Banking of
                                                                 Bank of Montreal, President of the Bank of
                                                                 Montreal Investment Management Limited.

Wayne Thomas               Director                              Senior Vice President - Personal Investment








                                                                 Management, Harris Trust and Savings Bank.

Randall J. Johnson         Chief Financial Officer and           Senior Partner, Harris Investment
                           Treasurer                             Management, Inc.; formerly, Consultant and

                                                                 Director of Operations, Chicago Partnership
                                                                 Board, Inc.

Blanche Hurt               Secretary                             Director of Harris Trust
                                                                 and   Savings    Bank   Trust   and
                                                                 Investment  Compliance  Office; and
                                                                 formerly,    Corporate    Fiduciary
                                                                 Officer of Harris Trust and Savings
                                                                 Bank.


         (c) Hansberger Global Investors, Inc. ("Hansberger"), owned and controlled by Mr. Thomas A. Hansberger, serves as the Investment Sub-Adviser of the Harris Insight Emerging Markets Fund. Hansberger's business is that of a Delaware corporation registered as an investment adviser under the Investments Advisers Act of 1940. As of June 1, 1997, Hansberger managed assets with a value of approximately $630 million.

                                                                  Principal Business(es) During the Last Two
Name                         Position(s) with Hansberger          Fiscal Years
---------------------------- ------------------------------------ --------------------------------------------
Thomas L. Hansberger         Chairman, President and Chief        Chairman, President and Chief Executive
                             Executive Officer of Hansberger      Officer of Hansberger

Salah Al-Maousherji          Director of Hansberger               Gulf Paper Kuwait and Mashora Consulting
                                                                  Services (financial consulting firm)

Alberto Cribiore             Director of Hansberger               Principal of Brera Capital Partners, LLC
                                                                  (investment banking firm)

Max C. Chapman, Jr.          Director of Hansberger               Chairman of Nomura Holding America, Inc.
                                                                  and Director and Managing Director of
                                                                  Nomura Securities Limited (financial
                                                                  services companies)

Item 29.  Principal Underwriter.
--------  ----------------------

         (a) In addition to the Harris Insight Funds Trust, Funds Distributor, Inc. currently acts as distributor for BJB Investment Funds, Burridge Funds, The Brinson Funds, Fremont Mutual Funds, Inc., HT Insight Funds, Inc. d/b/a Harris Insight Funds, The JPM Advisor Funds, The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Series Trust, The JPM Series Trust II, LKCM Fund, Monetta Fund, Inc., Monetta Trust, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., The PanAgora Institutional Funds, RCM Capital Funds, Inc., RCM Equity Funds, Inc., St. Clair Money Market Fund, Inc., The Skyline Funds, Waterhouse Investors Cash Management Fund, Inc. and WEBS Index Fund, Inc. Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.



         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

       Director, President and Chief Executive Officer  - Marie E. Connolly
       Executive Vice President                         - Richard W. Ingram






       Executive Vice President                         - Donald R. Roberson
       Senior Vice President, General Counsel,          - John E. Pelletier
       Secretary and Clerk
       Senior Vice President                            - Michael S. Petrucelli
       Director, Senior Vice President, Treasurer and   - Joseph F. Tower, III
       Chief Financial Officer
       Senior Vice President                            - Paula R. David
       Senior Vice President                            - Bernard A. Whalen
       Director                                         - William J. Nutt

         (c) Not applicable.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 60 State Street, Suite 1300, Boston, Massachusetts 02109; PNC Bank, N.A., 200 Stevens Dr., Suite 440, Lester, PA 19113; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.


Item 31.  Management Services.
--------  --------------------

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 32.  Undertakings.
--------  -------------

         (a) Not applicable.


         (b) Registrant undertakes to file a Post-Effective Amendment relating to each of the Harris Insight Balanced Fund, the Harris Insight Convertible Securities Fund, the Harris Insight Intermediate Government Bond Fund, the Harris Insight Small-Cap Value Fund and the Harris Insight Emerging Markets Fund, using reasonably current financial statements which need not be certified, within four to six months from the date each Fund commences investment operations.


         (c) Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.








                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 12th day of June, 1997.


                                           Harris Insight Funds Trust

                                           By:   /s/ Richard W. Ingram
                                                 -------------------------------
                                                 Richard W. Ingram, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                            Title                              Date
---------                                            -----                              ----

/s/ Richard W. Ingram                                President, Treasurer and       June 12, 1997
Richard W. Ingram                                    Chief Financial Officer

C. Gary Gerst*                                       Chairman of the                June 12, 1997
                                                     Board of Trustees;
                                                     Trustee

Edgar R. Fiedler*                                    Trustee                        June 12, 1997

John W. McCarter, Jr.*                               Trustee                        June 12, 1997

Ernest M. Roth*                                      Trustee                        June 12, 1997




* By:    /s/ Christopher J. Kelley
         ----------------------------
         Christopher J. Kelley

         Attorney-in-Fact pursuant to powers of attorney dated November 4, 1996.








                                  EXHIBIT INDEX
                                  -------------

Exhibit
-------
Number            Description
------            -----------


1(c)             Amendment to Declaration of Trust dated June 6, 1997

5(a)(ii)         Notice to the Adviser dated January 21, 1997

5(a)(iii)        Form of Notice to the Adviser

5(b)(iii)        Form of Notice to the Portfolio Management Agent

5(c)             Form of Investment Sub-Advisory Contract on behalf of Emerging
                  Markets Fund

6(c)             Form of Notice to the Distributor

8(c)             Form of Notice to the Custodian

9(a)(ii)         Notice to the Transfer Agent dated January 21, 1997

9(a)(iii)        Form of Notice to the Transfer Agent

9(b)(iii)        Form of Notice to the Sub-Transfer Agent

9(c)(ii)         Notice to the Administrator dated January 21, 1997

9(c)(iii)        Form of Notice to the Administrator

9(d)(iii)        Form of Notice to the Sub-Administrator and Accounting Services
                  Agent

9(e)(iii)        Form of Notice to the Sub-Administrator